                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA              February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:   $  24,467
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ABB LTD                             SPONSORED ADR 000375204     $320         21,300    SH          SHARED       NONE       21,300
ACTEL CORP                          COM           004934105     $299         25,500    SH          SHARED       NONE       25,500
AMN HEALTHCARE SERVICES INC         COM           001744101     $179         21,200    SH          SHARED       NONE       21,200
ARRIS GROUP INC                     COM           04269Q100     $860        108,200    SH          SHARED       NONE      108,200
AZZ INC                             COM           002474104     $675         26,900    SH          SHARED       NONE       26,900
BEMIS INC                           COM           081437105     $275         11,600    SH          SHARED       NONE       11,600
BIOGEN IDEC INC                     COM           09062X103     $238          5,000    SH          SHARED       NONE        5,000
CAMECO CORP                         COM           13321L108     $223         12,900    SH          SHARED       NONE       12,900
CLEAN HARBORS INC                   COM           184496107     $895         14,100    SH          SHARED       NONE       14,100
COLUMBUS MCKINNON CORP N Y          COM           199333105     $201         14,700    SH          SHARED       NONE       14,700
COMSTOCK RES INC                    COM NEW       205768203     $2,315       49,000    SH          SHARED       NONE       49,000
ENERGYSOLUTIONS INC                 DEPOSITARY SH 292756202     $189         33,400    SH          SHARED       NONE       33,400
FOOT LOCKER INC                     COM           344849104     $215         29,300    SH          SHARED       NONE       29,300
FOREST LABS INC                     COM           345838106     $443         17,400    SH          SHARED       NONE       17,400
FRONTIER OIL CORP                   COM           35914P105     $273         21,600    SH          SHARED       NONE       21,600
HANOVER INS GROUP INC               COM           410867105     $1,203       28,000    SH          SHARED       NONE       28,000
INNOPHOS HOLDINGS INC               COM           45774N108     $198         10,000    SH          SHARED       NONE       10,000
ISHARES TR                          BRCLYS 20+ YR 464287432     $609          5,100         PUT    SHARED       NONE        5,100
ISHARES TR                          BRCLYS 20+ YR 464287432     $597          5,000         PUT    SHARED       NONE        5,000
ISHARES TR                          BRCLYS 20+ YR 464287432     $346          2,900         PUT    SHARED       NONE        2,900
ISHARES TR                          RUSSELL 2000  464287655     $985         20,000         PUT    SHARED       NONE       20,000
ISHARES TR                          RUSSELL 2000  464287655     $369          7,500         PUT    SHARED       NONE        7,500
ISHARES TR                          RUSSELL 2000  464287655     $492         10,000         CALL   SHARED       NONE       10,000
ISHARES TR                          RUSSELL 2000  464287655     $212          4,300         CALL   SHARED       NONE        4,300
KAYDON CORP                         COM           486587108     $227          6,600    SH          SHARED       NONE        6,600
KINETIC CONCEPTS INC                COM NEW       49460W208     $192         10,000    SH          SHARED       NONE       10,000
LUBRIZOL CORP                       COM           549271104     $346          9,500    SH          SHARED       NONE        9,500
MEMC ELECTR MATLS INC               COM           552715104     $357         25,000    SH          SHARED       NONE       25,000
MERIT MEDICAL SYSTEMS INC           COM           589889104     $913         50,900    SH          SHARED       NONE       50,900
MYR GROUP INC DEL                   COM           55405W104     $202         20,200    SH          SHARED       NONE       20,200
NAVIGANT CONSULTING INC             COM           63935N107     $482         30,400    SH          SHARED       NONE       30,400
NCI BUILDING SYS INC                NTE 2.125%    628852AG0     $414        580,000    PRN         SHARED       NONE      580,000
OLIN CORP                           COM PAR $1    680665205     $698         38,600    SH          SHARED       NONE       38,600
PALL CORP                           COM           696429307     $310         10,900    SH          SHARED       NONE       10,900
PENFORD CORP                        COM           707051108     $236         23,300    SH          SHARED       NONE       23,300
PERICOM SEMICONDUCTOR CORP          COM           713831105     $197         36,000    SH          SHARED       NONE       36,000
POWERSECURE INTL INC                COM           73936N105     $234         71,100    SH          SHARED       NONE       71,100
POWERSHARES QQQ TRUST               UNIT SER 1    73935A104     $446         15,000         PUT    SHARED       NONE       15,000
POWERSHARS QQQ TRUST                UNIT SER 1    73935A104     $595         20,000         CALL   SHARED       NONE       20,000
QUANTA SVCS INC                     COM           74762E102     $281         14,200    SH          SHARED       NONE       14,200
REX ENERGY CORPORATION              COM           761565100     $92          31,400    SH          SHARED       NONE       31,400
SEACHANGE INTL INC                  COM           811699107     $915        126,900    SH          SHARED       NONE      126,900
SELECT SECTOR SPDR TR               SBI INT-ENRGY 81369Y506     $382          8,000         PUT    SHARED       NONE        8,000
SPDR TR                             UNIT SER 1    78462F103     $406          4,500         PUT    SHARED       NONE        4,500
SPDR TR                             UNIT SER 1    78462F103     $677          7,500         PUT    SHARED       NONE        7,500
SPDR TR                             UNIT SER 1    78462F103     $406          4,500         CALL   SHARED       NONE        4,500
SPDR TR                             UNIT SER 1    78462F103     $948         10,500         CALL   SHARED       NONE       10,500
SPDR TR                             UNIT SER 1    78462F103     $541          6,000         CALL   SHARED       NONE        6,000
SPDR TR                             UNIT SER 1    78462F103     $541          6,000         CALL   SHARED       NONE        6,000
ST MARY LD & EXPL CO                COM           792228108     $445         21,900     SH         SHARED       NONE       21,900
TRINITY BIOTECH PLC                 SPON ADR NEW  896438306     $40          25,000     SH         SHARED       NONE       25,000
WHITING PETE CORP NEW               COM           966387102     $335         10,000         PUT    SHARED       NONE       10,000

                                                                $24,467


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